UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust
(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center 1209 Orange St. Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2019

Date of reporting period: 06/30/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders of the Cognios Large Cap Value Fund (the “Value Fund), Cognios Large Cap Growth Fund (the “Growth Fund”) and Cognios Market Neutral Fund (the “Market Neutral Fund”, together with the Value Fund and the Growth Fund, the “Funds”), each a series of the M3Sixty Funds Trust (the “registrant”), for the period ended June 30, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

COGNIOS LARGE CAP VALUE FUND

Investor Class COGLX

Institutional Class COGVX

COGNIOS LARGE CAP GROWTH FUND

Investor Class COGGX

Institutional Class COGEX

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class COGMX

Institutional Class COGIX

ANNUAL

JUNE 30, 2019

Table of Contents

1-888-553-4233 | www.cogniosfunds.com

Shareholder Letter	1
Portfolio Update	9
Disclosure of Fund Expenses	21
Schedules of Investments	23
Statements of Assets and Liabilities	37
Statements of Operations	38
Statement of Cash Flows	39
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	52
Report of Independent Registered Public Accounting Firm	64
Additional Information	66
Trustees and Officers	67

Cognios Funds

Shareholder LetterJune 30, 2019 (Unaudited)

Annual Report | June 30, 20191

Dear Shareholder,

Thank you for investing in Cognios Funds. This Annual Report covers the Cognios Large Cap Growth Fund (the “Growth Fund”), the Cognios Large Cap Value Fund (the “Value Fund”), and the Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) for the fiscal year ending June 30, 2019. We appreciate this opportunity to offer insight into the Funds’ investment strategies and to offer commentary on performance and evolving global market conditions.

The Growth Fund

The Growth Fund invests in companies that have accelerating revenue and earnings growth by combining proven quantitative and traditional investment practices into a rigorous framework that allows for highly systematic and adaptable alpha capture. Our investment process is focused on building a robust and tempered investment portfolio that may be comprised of traditional growth stocks or stocks that fall outside of the classic growth stock classification but are currently exhibiting growth characteristics. This allows us the flexibility to navigate all market environments, regardless of whether or not a particular style is in favor.

During the fiscal year ended June 30, 2019, the total return for the Institutional Class Shares (“COGEX”) was 9.64% and the total return for the Investor Class Shares (“COGGX”) was 9.42%. COGEX underperformed both the Russell 1000 Total Return (“Russell 1000”) and Russell 1000 Growth Total Return (“Russell 1000 Growth”) Indices by 0.38% and 1.92%, respectively.

The investment process utilized in the Growth Fund is driven by our proprietary QuantActive™ stock selection and portfolio construction methodology which has two main components: a quantitative foundation coupled with a discretionary overlay. The quantitative process is driven by two proprietary scores, a fundamental score that measures growth in company fundamentals and a technical score that measures price momentum.

The trailing twelve month period has been challenging for growth momentum despite the fact that equity markets as a whole have been hovering at record levels.  Many of the strongest performing stocks have been defensive names that we believe are now overvalued and at risk for a price correction by the end of 2019.  Defensive sectors such as Consumer Staples and Utilities do not have the same abundance of high-quality accelerating names as other sectors such as Information Technology which limits our opportunity set for investment. Due to the market’s current preference for more defensive sectors, we expect the momentum factors (the quant layer) upon which the Growth Fund is built to continue facing challenges in the short term.

Consequentially, our quant factors are not in their preferred habitat. A major differentiator of our QuantActive™ process relative to a purely quantitative strategy is its ability to better navigate periods when our quantitative factors are out of favor, potentially mitigating downside risk of the Growth Fund.  This is critical for long term success. The active component of our investment process focuses on names that still fit the investment style, exhibit growth characteristics and provide the best opportunities given the current market conditions. By incorporating this active component into our process we are also able to better monitor the portfolio for macro risks, potentially insulating the portfolio from some of the effects of a full market correction. Basically, we are not as concerned about short periods of factor rotations as we expect to maintain strong relative performance by holding high quality companies that fit our growth style and based on our analysis, still have room for share price growth.

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

2www.cogniosfunds.com

From a macro perspective, recent weakness in U.S. economic data along with tame inflation have many speculating that the Federal Reserve will cut rates. What impact will a rate cut have on the Growth Fund? Over the long term, our Growth Fund tends to be independent of moves in monetary policy. If the Federal Reserve increases rates, then we are investing in high growing companies that can compensate for the rising cost of capital. Over the short term, we expect to follow the market down as it is dominated by sentiment. If the Federal Reserve lowers rates, then all boats float, and we expect the Growth Fund to flourish in that regime as well.

The trade war is by far the most negative of the forces that acted on the Growth Fund over the last 12 months and it still persists today. The trade dispute has negatively impacted the sectors that generate the greatest number of accelerating names (e.g., Technology and Industrials). Other sectors that are less impacted by the trade war still face pressure as well. Healthcare, for example, faces the possibility of government intervention to control the prices of drugs and health care providers.  However, the proximity of the 2020 U.S. presidential election should provide incentives for some resolutions.

In periods of time where corporate earnings and revenues are decreasing, or decelerating, we expect the Growth Fund to underperform relative to its benchmark.  The trade war has made such a period even more interesting. This short-term relative underperformance is, of course, undesired but we strongly believe that over time our investment process can make up the small relative deficits.

As previously mentioned, the recent market conditions highlight the importance of the dual nature of our QuantActive™ investment process and risk management framework which are adept at navigating unusual, or less favorable, market conditions for the Growth Fund. Despite the recent headwinds faced by the Growth Fund, performance is in line with expectations in the current market environment and we look forward to our quantitative factors coming back into favor by the market.

Since the Growth Fund’s inception, the Growth Fund has maintained an active exposure to Information Technology which continues to have the largest contribution to the Growth Fund’s performance over the period, as seen in the table below. This is consistent with our view of a well-built portfolio – the largest active weights contributing more meaningfully to a fund’s performance than sectors or positions with less active, or no active, weight.

Sector Contribution to Gross Profit of the Growth Fund
Industry Sector:	Contribution to Gross Profit
Information Technology	95.6%
Financials	11.6%
Consumer Staples	10.9%
Consumer Discretionary	9.8%
Industrials	3.2%
Real Estate	2.7%
Utilities	0.3%
Materials	0.0%
Energy	-1.2%
Health Care	-8.0%
Communication Services	-24.9%
Total	100.0%

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

Annual Report | June 30, 20193

Over the course of the last year, the Growth Fund maintained investment positions in one hundred twelve positions. Of those investment positions, one hundred nine were profitable resulting in a .973 batting average.

Top 5 Investment Positions by Contribution to Gross Profit
Ticker	Company	Contribution to Gross Profit
AMD	Advanced Micro Devices Inc.	28.8%
MSFT	Microsoft Corporation	12.5%
PGR	The Progressive Corporation	11.1%
KEYS	Keysight Technologies Inc.	10.7%
XLNX	Xilinx Inc.	9.1%
Total		72.2%

The Value Fund

Market Commentary

Total Return Performance
June 30, 2018 – June 30, 2019
S&P 500	Russell 1000	Russell 1000 Growth	Russell 1000 Value
10.42%	10.02%	11.56%	8.46%

As the table indicates, returns for large capitalization indices have been good over the past year, especially for growth-oriented companies. On a year-to-date(“YTD”) basis (January 2019 - June 30, 2019), there has again been a meaningful return divergence between the Russell 1000 Growth and the Russell 1000 Value Total Return Index (“Russell 1000 Value”). As of June 30, 2019, as the Russell 1000 Growth has gained 21.49% YTD on total return basis while the Russell 1000 Value has gained 16.24% YTD.

Since we wrote this letter in 2018, market volatility has meaningfully increased. The average daily close for the CBOE Volatility Index was 16.39 for the trailing twelve months ended June 30, 2019 versus 13.46 for the trailing twelve months ended June 30, 2018. In five of the last twelve months, all four of the indices listed in the table above had gains or losses greater than 5%. We expect this volatility to continue into the futures as uncertainties over trade disputes, economic and earnings growth and the movement of interest rates continue to grow.

The macroeconomic view upon which our value strategies are based is what we consider to be a straightforward model of market behavior over time. This model is based on the belief that corporate profits, market multiples, and interest rates drive stock price returns over very long periods of time. However, this is not to say that a market correction or crash will occur in the near future. Should an adverse market event occur, we believe the Large Cap Value and Market Neutral Funds are well positioned to mitigate volatility relative to their respective benchmarks.

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

4www.cogniosfunds.com

Performance Commentary

The Value Fund invests in high quality companies that trade at attractive valuations relative to the broader market. We utilize our proprietary ROTA/ROME® investment selection and portfolio construction methodology to execute this strategy. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock. We believe that companies that exhibit sustainable long-term high ROTA are higher quality companies that most likely have a competitive advantage within the marketplace. ROME is a measure of profit yield, and like a yield on a bond, the higher the ROME, the more likely that shares in the company can be purchased at a better valuation compared to a company with a lower ROME.

During the fiscal year ended June 30, 2019, the total return for the Institutional Class Shares (COGVX) was 12.56% and the total return for the Investor Class Shares (COGLX) was 12.90%, both classes outperforming the Russell 1000 Value the S&P 500 Total Return Index (“S&P 500”) whose returns are noted in the table above. Over the course of the last fiscal year, the Value Fund maintained investment positions in one hundred sixty-two positions. Of those investment positions, one hundred twenty-three were profitable resulting in a .759 batting average.

The tables below display the sector contribution to gross profit as well as the top five positions that contributed to gross profit of the Value Fund:

Sector Contribution to Gross Profit of the Value Fund
Industry Sector:	Contribution to Gross Profit
Consumer Staples	29.9%
Utilities	29.1%
Financials	11.0%
Healthcare	8.7%
Industrials	6.6%
Consumer Discretionary	5.2%
Information Technology	3.8%
Communication Services	2.1%
Materials	1.4%
Energy	1.3%
Real Estate	0.9%
Total	100.0%

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

Annual Report | June 30, 20195

Top 5 Investment Positions by Contribution to Gross Profit
Ticker	Company	Contribution to Gross Profit
CMG	Chipotle Mexican Grill Inc.	7.7%
CHD	Church & Dwight Company Inc.	5.9%
MKC	McCormick & Company Inc.	5.4%
HSY	The Hershey Company	5.2%
AEP	American Electric Power Company Inc.	4.3%
Total		28.5%

The Market Neutral Fund

The Market Neutral Fund employs a beta-adjusted market neutral investment strategy that seeks to provide investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. By attempting to hedge out all of the market Beta, the Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) Additionally, by hedging out the general market movements in this Beta-adjusted market neutral fashion, we believe that the total returns of the Fund will be independent of those broad “systemic” risk factors and macro events that move the entire stock market either positively or negatively over time.

Performance Commentary

The Market Neutral Fund invests long in high quality companies that trade at attractive valuations relative to the broader market. We utilize our proprietary ROTA/ROME® investment selection and portfolio construction methodology, very similar to the Value Fund. Conversely, The Market Neutral Fund sells short shares in companies that demonstrate poor qualities based on our proprietary ROTA/ROME® investment selection and portfolio construction methodology.

For the twelve months ended June 30, 2019, the total return for the Institutional Class Shares (“COGIX”) was (2.77)% and the total return for the Investor Class Shares (COGMX) was (3.01)%. COGIX underperformed versus the S&P 500 by 13.19% (“COGIX”) but only slightly underperformed versus the Morningstar Market Neutral Category’s return of (0.33)%. The total return for the Market Neutral Fund shares is the amalgamation of gross returns from the long portfolio, the short portfolio and fees and expenses.

The table below shows the approximate gross returns for the Market Neutral Fund’s long and short portfolios:

Gross Performance by Side
June 30, 2018 – June 30, 2019
Long Positions	Short Positions	Cumulative
11.2%	-12.7%	-1.5%

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

6www.cogniosfunds.com

The tables below display the sector contribution to gross profit as well as the top five positions that contributed to gross profit for the long positions:

Sector Contribution to Gross Profit of the Long Positions of the Market Neutral Fund
Industry Sector:	Contribution to Gross Profit
Consumer Staples	3.8%
Industrials	2.6%
Financials	2.4%
Healthcare	1.1%
Information Technology	0.9%
Materials	0.4%
Utilities	0.2%
Consumer Discretionary	0.2%
Real Estate	0.2%
Communication Services	-0.1%
Energy	-0.5%
Total	11.2%

Top 5 Long Positions by Contribution to Long Gross Profit of the Market Neutral Fund
Ticker	Company	Contribution to Gross Profit
COL	Rockwell Collins Inc.	10.9%
SBUX	Starbucks Corporation	8.1%
HSY	The Hershey Company	5.7%
WM	Waste Management Inc.	5.4%
PG	Proctor & Gamble Company	5.3%
Total		35.4%

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

Annual Report | June 30, 20197

The tables below display the sector contribution to gross profit as well as the top five positions that contributed to gross profit for the short positions:

Sector Contribution to Gross Profit of the Short Positions of the Market Neutral Fund
Industry Sector:	Contribution to Gross Profit
Energy	1.3%
Communications Services	0.3%
Consumer Staples	-0.1%
Consumer Discretionary	-0.7%
Financials	-0.7%
Industrials	-0.9%
Materials	-1.2%
Information Technology	-1.6%
Utilities	-2.7%
Real Estate	-2.9%
Health Care	-3.5%
Total	-12.7%

Top 5 Short Positions by Contribution to Short Gross Profit of the Market Neutral Fund
Ticker	Company	Contribution to Gross Profit
HAL	Haliburton Company	-2.9%
KHC	Kraft Heinz Company	-2.4%
NOV	National Oilwell Varco Inc.	-2.3%
MAC	Macerich Company	-2.1%
PVH	PVH Corp.	-2.0%
Total		-11.7%

Cognios Funds

Shareholder Letter (continued)June 30, 2019 (Unaudited)

8www.cogniosfunds.com

We at Cognios look forward to future opportunities to connect with our shareholders. We strive to continuously add value to your investment experience by providing access to Fund information, portfolio updates and straightforward commentary.

If you have any questions regarding the Cognios Funds, please contact your account manager or financial adviser, or call one of our shareholder associates at 888-553-4233. We also invite you to visit Cognios’ website at www.cognios.com to learn more about our firm, our team and our values.

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist	Brian Machtley	Francisco Bido

Portfolio Managers,
Cognios Capital, LLC

Annual Report | June 30, 20199

Cognios Large Cap Value Fund

Portfolio UpdateJune 30, 2019 (Unaudited)

Performance (as of June 30, 2019)

	One Year	Since Inception(a)
Cognios Large Cap Value Fund Investor Class shares	12.90%	12.58%
Cognios Large Cap Value Fund Institutional Class shares	12.56%	12.62%
S&P 500® Total Return Index (b)	10.42%	14.21%
Russell 1000® Value Total Return Index (c)	8.46%	10.00%

(a)The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Fund were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.62%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	1.10%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.37%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.85%

10www.cogniosfunds.com

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2020. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2019 were 2.96% and 2.71% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2019.

Cognios Large Cap Value Fund, *Investor Shares Growth of $10,000 Investment*[1]

Cognios Large Cap Value Fund, Investor Class
S&P 500 Total Return Index
Russell 1000 Value Total Return Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,382
$13,839
$12,978
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018
08/31/2018
10/31/2018
12/31/2018
02/28/2019
04/30/2019
06/30/2019

[1] *The minimum initial investment for the Cognios Large Cap Value Fund, Investor Shares is $1,000.*

Annual Report | June 30, 201911

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Cognios Large Cap Value Fund, *Institutional Shares Growth of $100,000 Investment*[2]

Cognios Large Cap Value Fund, Institutional Class
S&P 500 Total Return Index
Russell 1000 Value Total Return Index
$165,000
$150,000
$135,000
$120,000
$105,000
$90,000
$143,818
$138,538
$129,780
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018
08/31/2018
10/31/2018
12/31/2018
02/28/2019
04/30/2019
06/30/2019

(2) *The minimum initial investment for the Cognios Large Cap Value Fund, Institutional Shares is $100,000.*

The graphs shown above represent historical performance of hypothetical investments of $10,000 in the Cognios Large Cap Value Fund’s Investor Shares and $100,000 in the Cognios Large Cap Value Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

12www.cogniosfunds.com

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	0.50%
Communications	4.19%
Consumer, Cyclical	28.19%
Consumer, Non-Cyclical	44.02%
Energy	0.92%
Financials	16.46%
Industrials	10.28%
Technology	4.67%
Utilities	21.02%
Cash, Cash Equivalents, & Other Net Liabilities	(30.25)%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Hershey Co.	2.30%
Procter & Gamble Co.	2.25%
Church & Dwight Co., Inc.	2.20%
Tyson Foods, Inc. - Class A	2.19%
McCormick & Co., Inc.	2.17%
Republic Services, Inc.	2.15%
American Electric Power Co., Inc.	2.14%
Walmart, Inc.	2.10%
Darden Restaurants, Inc.	2.09%
Public Storage	2.09%

* The percentages in the above tables are based on the portfolio holdings of the Value Fund as of June 30, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Annual Report | June 30, 201913

Cognios Large Cap Growth Fund

Portfolio UpdateJune 30, 2019 (Unaudited)

Performance (as of June 30, 2019)

	One Year	Since Inception(a)
Cognios Large Cap Growth Fund Investor Class shares	9.42%	17.33%
Cognios Large Cap Growth Fund Institutional Class shares	9.64%	17.59%
Russell 1000® Total Return Index (b)	10.02%	14.10%
Russell 1000® Growth Total Return Index (c)	11.56%	18.15%

(a)The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on
October 3, 2016.

(b) The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the The Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Fund were as follows:

Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.76%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.51%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

14www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2020. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2019 were 1.49% and 1.24% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2019.

Cognios Large Cap Growth Fund, *Investor Shares Growth of $10,000 Investment*[1]

Cognios Large Cap Growth Fund, Investor Class
Russell 1000 Total Return Index
Russell 1000 Growth Total Return Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,778
$15,499
$14,342
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018
08/31/2018
10/31/2018
12/31/2018
02/28/2019
04/30/2019
06/30/2019

[1] *The minimum initial investment for the Cognios Large Cap Growth Fund, Investor Shares is $1,000.*

Annual Report | June 30, 201915

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Cognios Large Cap Growth Fund, *Institutional Shares Growth of $100,000 Investment*[(2)]

Cognios Large Cap Growth Fund, Institutional Class
Russell 1000 Total Return Index
Russell 1000 GrowthTotal Return Index
$165,000
$150,000
$135,000
$120,000
$105,000
$90,000
$157,777
$155,951
$143,425
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018
08/31/2018
10/31/2018
12/31/2018
02/28/2019
04/30/2019
06/30/2019

(2) *The minimum initial investment for the Cognios Large Cap Growth Fund, Institutional Shares is $100,000.*

The graphs shown above represent historical performance of hypothetical investments of $10,000 in the Cognios Large Cap Growth Fund’s Investor Shares and $100,000 in the Cognios Large Cap Growth Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index.  The Growth Fund may also invest up to 20% in issuers of any size.

16www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	22.66%
Consumer, Cyclical	9.76%
Consumer, Non-Cyclical	14.86%
Financials	12.47%
Industrials	6.40%
Technology	30.95%
Cash, Cash Equivalents, & Other Net Assets	2.90%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Amazon.com, Inc.	8.22%
Advanced Micro Devices, Inc.	5.66%
Apple, Inc.	5.19%
Microsoft Corp.	5.07%
Walt Disney Co.	4.55%
Twilio, Inc. - Class A	4.46%
AT&T, Inc.	3.63%
Keysight Technologies, Inc.	3.53%
Procter & Gamble Co./The	3.39%
Adobe, Inc.	2.89%

* The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of June 30, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Annual Report | June 30, 201917

Cognios Market Neutral Large Cap Fund

Portfolio UpdateJune 30, 2019 (Unaudited)

Performance (as of June 30, 2019)

	One Year	Five Years	Since Inception(a)
Cognios Market Neutral Large Cap Fund Investor Class shares	(3.01)%	2.82%	3.20%
Cognios Market Neutral Large Cap Fund Institutional Class shares	(2.77)%	3.07%	3.45%
S&P 500® Total Return Index(b)	10.42%	10.72%	14.13%

(a) The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) commenced operations on December 31, 2012.

(b) The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Market Neutral Fund, which will generally not invest in all the securities comprising the index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Fund were as follows:

Cognios Market Neutral Large Cap Fund Investor Class Shares, gross of fee waivers or expense reimbursements	3.94%
Cognios Market Neutral Large Cap Fund Investor Class Shares, after fee waivers or expense reimbursements	3.49%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	3.69%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, after fee waivers or expense reimbursements	3.24%

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Market Neutral Fund (the “Fund”) under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend

18www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 1.45% of the Fund’s average daily net assets through at least October 31, 2020. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.45% expense limitation. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2019 were 4.27% and 4.02% for the Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2019.

Cognios Market Neutral Large Cap Fund, *Investor Shares Growth of $10,000 Investment*[1]

Cognios Market Neutral Large Cap Fund, Investor Class
S&P 500 Total Return Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,591
$12,274
12/31/2012
06/30/2013
12/31/2013
06/30/2014
12/31/2014
06/30/2015
12/31/2015
06/30/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019

[1] *The minimum initial investment for the Cognios Market Neutral Large Cap Fund, Investor Shares is $1,000.*

Annual Report | June 30, 201919

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Cognios Market Neutral Large Cap Fund, *Institutional Shares Growth of $100,000 Investment*[(2)]

Cognios Market Neutral Large Cap Fund, Institutional Class
S&P 500 Total Return Index
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$235,911
$124,700
12/31/2012
06/30/2013
12/31/2013
06/30/2014
12/31/2014
06/30/2015
12/31/2015
06/30/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019

(2) *The minimum initial investment for the Cognios Market Neutral Large Cap Fund, Institutional Shares is $100,000.*

The graphs shown above represent historical performance of a hypothetical investments of $10,000 in the Cognios Market Neutral Large Cap Fund’s Investor Shares and $100,000 in the Cognios Market Neutral Large Cap Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Market Neutral Fund’s principal investment objective is long-term growth of capital independent of stock market direction.  The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index.

20www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2019 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	(4.39)%
Communications	3.98%
Consumer, Cyclical	30.74%
Consumer, Non-Cyclical	14.25%
Energy	(3.73)%
Financials	(9.63)%
Industrials	0.65%
Technology	1.53%
Utilities	(18.92)%
Cash, Cash Equivalents, & Other Net Assets	85.52%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

L Brands, Inc.	1.86%
CenturyLink, Inc.	1.83%
H&R Block, Inc.	1.73%
Walgreens Boots Alliance, Inc.	1.73%
HCA Healthcare, Inc.	1.72%
Tapestry, Inc.	1.71%
Cooper Cos., Inc.	1.70%
Intel Corp.	1.70%
Macy’s, Inc.	1.70%
Walmart, Inc.	1.70%

* The percentages in the above tables are based on the portfolio holdings of the Market Neutral Fund as of June 30, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

Annual Report | June 30, 201921

Cognios Funds

Disclosure of Fund ExpensesJune 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 01/01/19 through 06/30/19

	Beginning Account Value (01/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2019)	Expenses Paid During Period
Value Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+20.87%)	$ 1,000.00	2.55%	$ 1,208.70	$ 13.96(a)
Institutional Class Shares (+20.28%)	$ 1,000.00	2.30%	$ 1,202.80	$ 12.56(a)
Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+19.61%)	$ 1,000.00	1.15%	$ 1,196.10	$ 6.26(a)
Institutional Class Shares (+19.73%)	$ 1,000.00	0.90%	$ 1,197.30	$ 4.90(a)

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Cognios Funds

Disclosure of Fund Expenses (continued)June 30, 2019 (Unaudited)

	Beginning Account Value (01/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2019)	Expenses Paid During Period
Market Neutral Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (-3.20%)	$ 1,000.00	3.80%	$ 968.10	$ 18.54(a)
Institutional Class Shares (-3.05%)	$ 1,000.00	3.55%	$ 969.50	$ 17.34(a)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the Period from 01/01/19 through 06/30/19

	Beginning Account Value (01/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2019)	Expenses Paid During Period
Value Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	2.55%	$ 1,012.10	$ 12.72(b)
Institutional Class Shares	$ 1,000.00	2.30%	$ 1,013.40	$ 11.48(b)
Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	1.15%	$ 1,019.10	$ 5.76(b)
Institutional Class Shares	$ 1,000.00	0.90%	$ 1,020.30	$ 4.51(b)
Market Neutral Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	3.80%	$ 1,006.00	$ 18.90(b)
Institutional Class Shares	$ 1,000.00	3.55%	$ 1,007.20	$ 17.67(b)

(b)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201923

Cognios Large Cap Value Fund

Schedules of InvestmentsJune 30, 2019

Shares	Fair Value

COMMON STOCK - 130.25%

Basic Materials - 0.50%
Linde PLC (b)	508	$102,006

Communications - 4.19%
AT&T, Inc. (b)	11,194	375,111
CenturyLink, Inc. (b)	5,503	64,715
Facebook, Inc. - Class A (a) (b)	981	189,333
Juniper Networks, Inc. (b)	2,894	77,067
Omnicom Group, Inc. (b)	1,874	153,574
		859,800
Consumer, Cyclical - 28.19%
Alaska Air Group, Inc. (b)	4,414	282,099
AutoZone, Inc. (a) (b)	160	175,915
Capri Holdings Ltd. (a) (b)	6,814	236,310
Chipotle Mexican Grill, Inc. (a) (b)	405	296,816
Darden Restaurants, Inc. (b)	3,511	427,394
Dollar General Corp. (b)	1,240	167,598
Dollar Tree, Inc. (a) (b)	1,454	156,145
Foot Locker, Inc. (b)	2,546	106,728
Gap, Inc. (b)	8,435	151,577
Hanesbrands, Inc. (b)	9,630	165,829
Kohl’s Corp. (b)	961	45,696
L Brands, Inc. (b)	9,813	256,119
Macy’s, Inc. (b)	8,249	177,024
McDonald’s Corp. (b)	1,558	323,534
NIKE, Inc. - Class B (b)	2,657	223,055
Nordstrom, Inc. (b)	5,641	179,722
PulteGroup, Inc. (b)	5,183	163,886
Ralph Lauren Corp. (b)	2,196	249,444
Starbucks Corp. (b)	4,392	368,181
Tapestry, Inc. (b)	8,981	284,967
Target Corp. (b)	3,538	306,426
TJX Cos., Inc. (b)	4,097	216,649
Ulta Beauty, Inc. (a) (b)	481	166,854
United Continental Holdings, Inc. (a) (b)	788	68,989
Walmart, Inc. (b)	3,896	430,469
Yum! Brands, Inc. (b)	1,358	150,290
		5,777,716

The accompanying notes are an integral part of these financial statements.

24www.cogniosfunds.com

Shares	Fair Value

Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2019

Consumer, Non-cyclical - 44.02%
Altria Group, Inc. (b)	5,115	$242,195
Bristol-Myers Squibb Co. (b)	1,452	65,848
Campbell Soup Co. (b)	9,330	373,853
Church & Dwight Co., Inc. (b)	6,178	451,365
Cigna Corp. (b)	1,600	252,080
Clorox Co. (b)	2,576	394,411
Colgate-Palmolive Co. (b)	3,319	237,873
Conagra Brands, Inc. (b)	11,873	314,872
Constellation Brands, Inc. - Class A (b)	1,745	343,660
Cooper Cos., Inc. (b)	257	86,581
Edwards Lifesciences Corp. (a) (b)	1,023	188,989
Estee Lauder Cos., Inc. (b)	1,574	288,215
General Mills, Inc. (b)	3,097	162,654
H&R Block, Inc. (b)	14,134	414,126
HCA Healthcare, Inc. (b)	3,125	422,406
Hershey Co. (b)	3,523	472,188
Hormel Foods Corp. (b)	9,315	377,630
JM Smucker Co. (b)	655	75,449
Johnson & Johnson (b)	1,595	222,152
Kellogg Co. (b)	5,719	306,367
Kimberly-Clark Corp. (b)	2,277	303,479
Kroger Co. (b)	2,593	56,294
Lamb Weston Holdings, Inc. (b)	2,077	131,599
McCormick & Co., Inc. (b)	2,872	445,189
Molson Coors Brewing Co. - Class B (b)	3,443	192,808
PepsiCo, Inc. (b)	2,393	313,794
Procter & Gamble Co. (b)	4,198	460,311
Quest Diagnostics, Inc. (b)	1,162	118,303
Sysco Corp. (b)	5,504	389,243
Tyson Foods, Inc. - Class A (b)	5,554	448,430
UnitedHealth Group, Inc. (b)	554	135,182
Verisk Analytics, Inc. (b)	2,270	332,464
		9,020,010
Energy - 0.92%
Kinder Morgan, Inc. (b)	9,013	188,192

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201925

Shares	Fair Value

Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2019

Financials - 16.46%
Aflac, Inc. (b)	3,058	$167,609
Assurant, Inc. (b)	2,423	257,759
Berkshire Hathaway, Inc. - Class B (a) (b)	313	66,722
Cboe Global Markets, Inc. (b)	3,560	368,923
Cincinnati Financial Corp. (b)	1,025	106,262
CME Group, Inc. (b)	2,118	411,125
Everest Re Group Ltd. (b)	986	243,720
Hartford Financial Services Group, Inc. (b)	1,296	72,213
Intercontinental Exchange, Inc. (b)	3,579	307,579
Loews Corp. (b)	4,331	236,776
Nasdaq, Inc. (b)	3,179	305,724
Progressive Corp. (b)	4,106	328,193
Public Storage (b)	1,800	428,706
Willis Towers Watson PLC (b)	370	70,870
		3,372,181
Industrials - 10.28%
Ball Corp. (b)	1,585	110,934
CH Robinson Worldwide, Inc. (b)	3,036	256,087
Expeditors International of Washington, Inc. (b)	2,614	198,298
FLIR Systems, Inc. (b)	1,213	65,623
Fortive Corp. (b)	1,615	131,655
Lockheed Martin Corp. (b)	179	65,074
Northrop Grumman Corp. (b)	522	168,663
Raytheon Co. (b)	639	111,109
Republic Services, Inc. (b)	5,087	440,738
Stericycle, Inc. (a) (b)	3,672	175,338
United Technologies Corp. (b)	346	45,049
Waste Management, Inc. (b)	2,931	338,150
		2,106,718
Technology - 4.67%
Activision Blizzard, Inc. (b)	1,465	69,148
Akamai Technologies, Inc. (a) (b)	3,864	309,661
Broadcom, Inc. (b)	529	152,278
Electronic Arts, Inc. (a) (b)	643	65,110
Fidelity National Information Services, Inc. (b)	591	72,504
Fiserv, Inc. (a) (b)	993	90,522
Fortinet, Inc. (a) (b)	1,137	87,356

The accompanying notes are an integral part of these financial statements.

26www.cogniosfunds.com

Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2019

	Shares	Fair Value
Technology - (continued)

Intel Corp. (b)	1,123	$53,758
Skyworks Solutions, Inc. (b)	740	57,180
		957,517
Utilities - 21.02%
Ameren Corp. (b)	2,560	192,282
American Electric Power Co., Inc. (b)	4,977	438,026
American Water Works Co., Inc. (b)	1,114	129,224
CMS Energy Corp. (b)	6,215	359,911
Consolidated Edison, Inc. (b)	1,908	167,293
Dominion Energy, Inc. (b)	3,788	292,888
DTE Energy Co. (b)	2,748	351,414
Edison International (b)	2,339	157,672
Entergy Corp. (b)	2,000	205,860
Evergy, Inc. (b)	1,027	61,774
Eversource Energy (b)	1,541	116,746
Exelon Corp. (b)	6,650	318,801
FirstEnergy Corp. (b)	2,660	113,875
PPL Corp. (b)	12,393	384,307
Public Service Enterprise Group, Inc. (b)	2,971	174,754
Sempra Energy (b)	1,326	182,245
Southern Co. (b)	4,824	266,671
WEC Energy Group, Inc. (b)	2,360	196,753
Xcel Energy, Inc. (b)	3,298	196,198
		4,306,694

TOTAL COMMON STOCK (Cost $24,713,385)		26,690,834

TOTAL INVESTMENTS (Cost $24,713,385) - 130.25%		$26,690,834
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.25%)		(6,198,894)
NET ASSETS - 100%		$20,491,940

Percentages are stated as a percent of net assets.

(a)Non-income producing security
(b)All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201927

Cognios Large Cap Growth Fund

Schedules of InvestmentsJune 30, 2019

Shares	Fair Value

COMMON STOCK - 97.10%

Communications - 22.66%
Alphabet, Inc. - Class A (a)	981	$1,062,227
Amazon.com, Inc. (a)	1,978	3,745,600
AT&T, Inc.	49,428	1,656,332
Cisco Systems, Inc.	18,706	1,023,779
Facebook, Inc. - Class A (a)	3,988	769,684
Walt Disney Co.	14,837	2,071,839
		10,329,461
Consumer, Cyclical - 9.76%
Lululemon Athletica, Inc. (a)	5,899	1,063,059
McDonald’s Corp.	5,842	1,213,150
Target Corp.	11,271	976,181
Walmart, Inc.	10,819	1,195,391
		4,447,781
Consumer, Non-cyclical - 14.86%
Coca-Cola Co.	20,698	1,053,942
Incyte Corp. (a)	11,188	950,532
Procter & Gamble Co.	14,095	1,545,517
Quest Diagnostics, Inc.	10,730	1,092,421
Square, Inc. - Class A (a)	13,350	968,276
WellCare Health Plans, Inc. (a)	4,088	1,165,366
		6,776,054
Financials - 12.47%
ICICI Bank Ltd. - ADR	78,600	989,574
MetLife, Inc.	23,584	1,171,417
Morgan Stanley	23,928	1,048,286
Progressive Corp.	15,515	1,240,114
Synchrony Financial	35,617	1,234,841
		5,684,232
Industrials - 6.40%
Keysight Technologies, Inc. (a)	17,932	1,610,473
L3Harris Technologies, Inc. (a)	6,904	1,305,754
		2,916,227
Technology - 30.95%
Adobe, Inc. (a)	4,471	1,317,380
Advanced Micro Devices, Inc. (a)	84,940	2,579,628

The accompanying notes are an integral part of these financial statements.

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Cognios Large Cap Growth Fund

Schedules of Investments (continued)June 30, 2019

	Shares	Fair Value
Technology - (continued)

Apple, Inc.	11,945	$2,364,154
Microsoft Corp.	17,235	2,308,801
salesforce.com, Inc. (a)	6,171	936,326
Splunk, Inc. (a)	10,001	1,257,626
Twilio, Inc. - Class A (a)	14,901	2,031,751
VMware, Inc. - Class A	7,855	1,313,435
		14,109,101

TOTAL COMMON STOCK (Cost $38,773,596)		44,262,856

TOTAL INVESTMENTS (Cost $38,773,596) - 97.10%		$44,262,856
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.90%		1,320,096
NET ASSETS - 100%		$45,582,952

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio:
ADR - American Depositary Receipt
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201929

Cognios Market Neutral Large Cap Fund

Schedules of InvestmentsJune 30, 2019

Shares	Fair Value

COMMON STOCK - 121.87%

Communications - 6.83%
AT&T, Inc. (b)	46,281	$1,550,876
CenturyLink, Inc. (b)	143,609	1,688,842
Motorola Solutions, Inc. (b)	9,204	1,534,583
Omnicom Group, Inc. (b)	18,813	1,541,725
		6,316,026
Consumer, Cyclical - 36.49%
Alaska Air Group, Inc. (b)	24,499	1,565,731
AutoZone, Inc. (a) (b)	1,351	1,485,384
Capri Holdings Ltd. (a) (b)	44,166	1,531,677
Copart, Inc. (a) (b)	19,980	1,493,305
Darden Restaurants, Inc. (b)	12,271	1,493,749
Dollar General Corp. (b)	11,245	1,519,874
Dollar Tree, Inc. (a) (b)	14,499	1,557,048
Gap, Inc. (b)	83,648	1,503,155
L Brands, Inc. (b)	65,887	1,719,651
Macy’s, Inc. (b)	73,101	1,568,747
McDonald’s Corp.	7,281	1,511,972
NIKE, Inc. - Class B (b)	18,057	1,515,885
Nordstrom, Inc. (b)	47,786	1,522,462
O’Reilly Automotive, Inc. (a) (b)	3,903	1,441,456
PulteGroup, Inc. (b)	46,279	1,463,342
Ralph Lauren Corp. (b)	13,663	1,551,980
Starbucks Corp. (b)	18,033	1,511,706
Tapestry, Inc. (b)	49,836	1,581,296
TJX Cos., Inc. (b)	28,836	1,524,848
Walgreens Boots Alliance, Inc. (b)	29,184	1,595,489
Walmart, Inc. (b)	14,204	1,569,400
Yum! Brands, Inc. (b)	13,691	1,515,183
		33,743,340
Consumer, Non-cyclical - 46.20%
Altria Group, Inc. (b)	29,082	1,377,033
Bristol-Myers Squibb Co. (b)	32,015	1,451,880
Campbell Soup Co. (b)	34,459	1,380,772
Church & Dwight Co., Inc. (b)	19,082	1,394,131
Clorox Co. (b)	9,383	1,436,631
Colgate-Palmolive Co. (b)	20,241	1,450,672
Conagra Brands, Inc. (b)	50,254	1,332,736

The accompanying notes are an integral part of these financial statements.

30www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)June 30, 2019

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Constellation Brands, Inc. - Class A (b)	7,955	$1,566,658
Cooper Cos., Inc. (b)	4,658	1,569,234
General Mills, Inc. (b)	28,958	1,520,874
H&R Block, Inc. (b)	54,673	1,601,919
HCA Healthcare, Inc. (b)	11,779	1,592,167
Hershey Co. (b)	10,801	1,447,658
Hormel Foods Corp. (b)	35,681	1,446,508
Johnson & Johnson (b)	10,740	1,495,867
Kellogg Co. (b)	26,646	1,427,426
Kimberly-Clark Corp. (b)	11,049	1,472,611
Kroger Co. (b)	62,688	1,360,956
Lamb Weston Holdings, Inc. (b)	24,125	1,528,560
McCormick & Co., Inc. (b)	9,408	1,458,334
Molson Coors Brewing Co. - Class B (b)	25,936	1,452,416
PepsiCo, Inc. (b)	11,167	1,464,329
Procter & Gamble Co. (b)	13,709	1,503,192
Quest Diagnostics, Inc. (b)	15,086	1,535,906
Sysco Corp. (b)	21,048	1,488,515
Total System Services, Inc. (b)	11,707	1,501,657
Tyson Foods, Inc. - Class A (b)	18,112	1,462,363
UnitedHealth Group, Inc. (b)	6,125	1,494,561
Verisk Analytics, Inc. (b)	10,218	1,496,528
		42,712,094
Energy - 1.46%
Cabot Oil & Gas Corp. (b)	58,722	1,348,257

Financials - 17.70%
Aflac, Inc. (b)	27,463	1,505,247
Allstate Corp. (b)	14,850	1,510,098
Berkshire Hathaway, Inc. - Class B (a) (b)	7,271	1,549,959
Cboe Global Markets, Inc. (b)	13,469	1,395,792
Hartford Financial Services Group, Inc. (b)	27,066	1,508,118
Intercontinental Exchange, Inc. (b)	17,481	1,502,317
Marsh & McLennan Cos., Inc. (b)	14,970	1,493,259
Nasdaq, Inc. (b)	15,565	1,496,886
Progressive Corp. (b)	17,797	1,422,514
Public Storage (b)	6,058	1,442,834
Willis Towers Watson PLC (b)	8,016	1,535,385
		16,362,409

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201931

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)June 30, 2019

Shares	Fair Value

Industrials - 6.57%
CH Robinson Worldwide, Inc. (b)	18,540	$1,563,849
Northrop Grumman Corp. (b)	4,721	1,525,402
Republic Services, Inc. (b)	17,172	1,487,782
Waste Management, Inc. (b)	13,017	1,501,771
		6,078,804
Technology - 6.62%
Akamai Technologies, Inc. (a) (b)	18,897	1,514,406
Fiserv, Inc. (a) (b)	16,570	1,510,521
Intel Corp. (b)	32,821	1,571,141
Take-Two Interactive Software, Inc. (a) (b)	13,408	1,522,210
		6,118,278

TOTAL COMMON STOCK (Cost $107,448,504)		112,679,208

SHORT-TERM INVESTMENTS - 2.92%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 2.01% (c)	2,695,940	2,695,940

TOTAL SHORT-TERM INVESTMENTS (Cost $2,695,940)		2,695,940

TOTAL INVESTMENTS (Cost $110,144,444) - 124.79%		$115,375,148
SECURITIES SOLD SHORT (Proceeds $89,159,508) - (107.39%)		(99,288,240)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 82.60%		76,368,820
NET ASSETS - 100%		$92,455,728

Percentages are stated as a percent of net assets.

(a)Non-income producing security
(b)All or a portion of the security is segregated as collateral for securities sold short.
(c)Rate shown represents the 7-day effective yield at June 30, 2019, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

32www.cogniosfunds.com

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedule of Investments: Securities Sold ShortJune 30, 2019

COMMON STOCK - 107.39%

Basic Materials - 4.39%
Air Products & Chemicals, Inc.	2,941	$665,754
CF Industries Holdings, Inc.	15,840	739,886
Ecolab, Inc.	3,300	651,552
International Flavors & Fragrances, Inc.	4,355	631,867
Linde PLC	3,294	661,435
Newmont Mining Corp.	18,506	711,926
		4,062,420
Communications - 2.85%
Comcast Corp. - Class A	15,848	670,053
Corning, Inc.	21,355	709,627
Twitter, Inc.	17,331	604,852
Verizon Communications, Inc.	11,345	648,140
		2,632,672
Consumer, Cyclical - 5.75%
Advance Auto Parts, Inc.	4,220	650,471
Chipotle Mexican Grill, Inc.	933	683,777
Costco Wholesale Corp.	2,590	684,433
DR Horton, Inc.	14,315	617,406
Hanesbrands, Inc.	40,688	700,647
Target Corp.	7,524	651,654
Under Armour, Inc. - Class A	25,525	647,059
VF Corp.	7,775	679,146
		5,314,593
Consumer, Non-cyclical - 31.95%
Abbott Laboratories	8,121	682,976
ABIOMED, Inc.	2,416	629,344
Anthem, Inc.	2,372	669,402
Archer-Daniels-Midland Co.	16,446	670,997
Automatic Data Processing, Inc.	3,933	650,243
Baxter International, Inc.	8,451	692,137
Becton Dickinson and Co.	2,750	693,027
Boston Scientific Corp.	15,859	681,620
Brown-Forman Corp. - Class B	11,605	643,265
Centene Corp.	12,169	638,142
Cigna Corp.	4,206	662,655

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201933

Cognios Market Neutral Large Cap Fund

Schedule of Investments: Securities Sold Short (continued)June 30, 2019

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Cintas Corp.	2,819	$668,921
Coca-Cola Co.	12,655	644,393
Danaher Corp.	4,803	686,445
DENTSPLY SIRONA, Inc.	11,752	685,847
Edwards Lifesciences Corp.	3,560	657,674
Eli Lilly & Co.	5,546	614,441
Estee Lauder Cos., Inc.	3,728	682,634
Global Payments, Inc.	4,127	660,856
Henry Schein, Inc.	9,397	656,850
Hologic, Inc.	14,080	676,122
Humana, Inc.	2,647	702,249
IDEXX Laboratories, Inc.	2,483	683,644
IHS Markit Ltd.	11,015	701,876
Illumina, Inc.	1,952	718,629
Incyte Corp.	8,160	693,274
Intuitive Surgical, Inc.	1,333	699,225
IQVIA Holdings, Inc.	4,762	766,206
JM Smucker Co.	5,293	609,701
Medtronic PLC	6,762	658,551
Merck & Co., Inc.	7,944	666,104
Mondelez International, Inc. - Class A	12,118	653,160
PayPal Holdings, Inc.	5,733	656,199
Pfizer, Inc.	15,220	659,330
Quanta Services, Inc.	17,652	674,130
ResMed, Inc.	5,604	683,856
Rollins, Inc.	17,157	615,422
Stryker Corp.	3,390	696,916
Teleflex, Inc.	2,156	713,959
Thermo Fisher Scientific, Inc.	2,351	690,442
Varian Medical Systems, Inc.	5,023	683,781
WellCare Health Plans, Inc.	2,285	651,385
Zimmer Biomet Holdings, Inc.	5,456	642,389
Zoetis, Inc.	5,948	675,039
		29,543,458
Energy - 5.19%
Chevron Corp.	5,420	674,465
Concho Resources, Inc.	6,598	680,782

The accompanying notes are an integral part of these financial statements.

34www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedule of Investments: Securities Sold Short (continued)June 30, 2019

	Shares	Fair Value
Energy - (continued)

Diamondback Energy, Inc.	6,732	$733,586
Exxon Mobil Corp.	8,813	675,340
Kinder Morgan, Inc.	31,118	649,744
ONEOK, Inc.	9,888	680,393
Pioneer Natural Resources Co.	4,579	704,525
		4,798,835
Financials - 27.33%
Alexandria Real Estate Equities, Inc.	4,325	610,214
American Express Co.	5,457	673,612
American Tower Corp.	3,077	629,093
Aon PLC	3,453	666,360
Apartment Investment & Management Co.	12,713	637,176
Assurant, Inc.	6,286	668,705
AvalonBay Communities, Inc.	3,123	634,531
Boston Properties, Inc.	4,782	616,878
Chubb Ltd.	4,385	645,867
Cincinnati Financial Corp.	6,402	663,695
CME Group, Inc.	3,270	634,740
Crown Castle International Corp.	4,832	629,851
Digital Realty Trust, Inc.	5,611	660,920
Duke Realty Corp.	20,716	654,833
Equinix, Inc.	1,322	666,671
Equity Residential	8,396	637,424
Essex Property Trust, Inc.	2,199	641,954
Everest Re Group Ltd.	2,604	643,657
Extra Space Storage, Inc.	5,953	631,613
Federal Realty Investment Trust	4,942	636,332
First Republic Bank	6,699	654,157
HCP, Inc.	20,471	654,663
Host Hotels & Resorts, Inc.	36,007	656,048
Iron Mountain, Inc.	21,054	658,990
Kimco Realty Corp.	35,638	658,590
Loews Corp.	12,192	666,537
Macerich Co.	18,426	617,087
Mastercard, Inc. - Class A	2,476	654,976
Mid-America Apartment Communities, Inc.	5,543	652,744
People’s United Financial, Inc.	41,069	689,138

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201935

Cognios Market Neutral Large Cap Fund

Schedule of Investments: Securities Sold Short (continued)June 30, 2019

	Shares	Fair Value
Financials - (continued)

Prologis, Inc.	8,341	$668,114
Realty Income Corp.	8,960	617,971
Regency Centers Corp.	9,640	643,374
SBA Communications Corp.	2,967	667,100
Simon Property Group, Inc.	3,998	638,720
UDR, Inc.	14,137	634,610
Ventas, Inc.	10,150	693,752
Vornado Realty Trust	9,560	612,796
Welltower, Inc.	7,852	640,174
		25,263,667
Industrials - 5.92%
Ball Corp.	9,936	695,421
Deere & Co.	4,448	737,078
General Electric Co.	65,717	690,028
Kansas City Southern	5,562	677,563
Martin Marietta Materials, Inc.	2,850	655,813
Roper Technologies, Inc.	1,806	661,466
Vulcan Materials Co.	4,857	666,915
Xylem, Inc.	8,250	690,030
		5,474,314
Technology - 5.09%
Adobe, Inc.	2,333	687,418
Broadridge Financial Solutions, Inc.	5,051	644,912
Cadence Design Systems, Inc.	10,020	709,516
Fidelity National Information Services, Inc.	5,372	659,037
MSCI, Inc.	2,720	649,509
Qorvo, Inc.	10,321	687,482
Red Hat, Inc.	3,539	664,483
		4,702,357
Utilities - 18.92%
Alliant Energy Corp.	13,173	646,531
Ameren Corp.	8,520	639,937
American Electric Power Co., Inc.	7,224	635,784
American Water Works Co., Inc.	5,552	644,032
Atmos Energy Corp.	6,261	660,911
CenterPoint Energy, Inc.	22,441	642,486
CMS Energy Corp.	11,148	645,581

The accompanying notes are an integral part of these financial statements.

36www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedule of Investments: Securities Sold Short (continued)June 30, 2019

	Shares	Fair Value
Utilities - (continued)

Consolidated Edison, Inc.	7,300	$640,064
Dominion Energy, Inc.	8,499	657,143
DTE Energy Co.	5,021	642,085
Duke Energy Corp.	7,443	656,770
Edison International	10,348	697,559
Entergy Corp.	6,454	664,310
Evergy, Inc.	10,741	646,071
Eversource Energy	8,467	641,460
Exelon Corp.	12,903	618,570
FirstEnergy Corp.	14,927	639,025
NextEra Energy, Inc.	3,160	647,358
NiSource, Inc.	22,839	657,763
NRG Energy, Inc.	18,792	659,975
Pinnacle West Capital Corp.	6,593	620,335
PPL Corp.	20,907	648,326
Public Service Enterprise Group, Inc.	10,753	632,491
Sempra Energy	4,838	664,935
Southern Co.	11,767	650,480
WEC Energy Group, Inc.	7,793	649,702
Xcel Energy, Inc.	10,863	646,240
		17,495,924

TOTAL COMMON STOCK (Proceeds $89,159,508)		99,288,240

TOTAL SECURITIES SOLD SHORT (Proceeds $89,159,508)		$99,288,240

Percentages are stated as a percent of net assets.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201937

Cognios Funds

Statements of Assets and LiabilitiesJune 30, 2019

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
Assets:
Total Investments, at cost	$24,713,385	$38,773,596	$110,144,444
Investments, at value	$26,690,834	$44,262,856	$115,375,148
Cash and cash equivalents	512,674	1,306,574	—
Segregated cash with broker	—	—	2,763,381
Deposits at broker for securities sold short	—	—	73,542,583
Due from adviser	15,324	—	—
Receivables:
Interest	158	529	73,970
Dividends	33,697	8,279	181,555
Fund shares sold	2,430	45,000	65,183
Prepaid expenses	3,765	3,589	13,034
Total assets	27,258,882	45,626,827	192,014,854

Liabilities:
Securities sold short, at proceeds	—	—	89,159,508
Securities sold short, at value			99,288,240
Payables:
Dividends on securities sold short	—	—	128,893
Due to broker	6,735,227	—	—
Fund shares redeemed	—	—	22,620
Due to adviser	—	9,651	71,515
Accrued distribution (12b-1) fees	101	1,979	3,705
Due to administrator	8,439	11,670	17,206
Accrued expenses	23,175	20,575	26,947
Total liabilities	6,766,942	43,875	99,559,126
Net Assets	$20,491,940	$45,582,952	$92,455,728

Sources of Net Assets:
Paid-in capital	$17,995,854	$39,457,264	$99,437,114
Total distributable earnings	2,496,086	6,125,688	(6,981,386)
Total Net Assets	$20,491,940	$45,582,952	$92,455,728

Investor Class Shares:
Net assets	$544,661	$9,787,969	$17,930,823
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	57,710	729,598	1,792,437
Net Asset Value, Offering and Redemption Price Per Share	$9.44	$13.42	$10.00

Institutional Class Shares:
Net assets	$19,947,279	$35,794,983	$74,524,905
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	2,114,432	2,658,325	7,328,177
Net Asset Value, Offering and Redemption Price Per Share	$9.43	$13.47	$10.17

The accompanying notes are an integral part of these financial statements.

38www.cogniosfunds.com

Cognios Funds

Statements of OperationsJune 30, 2019

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2019	For the Year Ended June 30, 2019
Investment income:
Dividends	$679,274	$605,866	$2,443,940
Interest	2,945	10,075	634,161
Total investment income	682,219	615,941	3,078,101

Expenses:
Advisory fees (Note 5)	128,060	287,652	1,188,411
Distribution (12b-1) fees - Investor Class	466	23,807	48,942
Accounting and transfer agent fees and expenses	82,608	117,375	179,474
Dividend expense on securities sold short	—	—	1,856,664
Interest expense	190,231	—	—
Legal fees	26,255	17,041	31,202
Trustee fees and expenses	22,154	22,154	20,752
Compliance officer fees	18,000	18,000	18,000
Custodian fees	16,969	9,039	19,715
Miscellaneous	16,417	15,784	32,566
Audit fees	15,167	15,167	16,917
Pricing fees	14,087	4,358	30,146
Insurance	2,568	1,583	1,910
Registration and filing fees	847	2,415	23,291
Reports to shareholders	203	203	503
Total expenses	534,032	534,578	3,468,493
Less: fees waived and expenses reimbursed by Adviser	(175,817)	(117,193)	(322,356)
Less: fees waived by administrator	—	(25,000)	(11,250)
Net expenses	358,215	392,385	3,134,887

Net investment income (loss)	324,004	223,556	(56,786)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,430,020	2,152,141	3,993,541
In-kind redemptions	278,043	—	—
Securities sold short	—	—	(715,312)
Net realized gain on investments and securities sold short	1,708,063	2,152,141	3,278,229

Net change in unrealized appreciation (depreciation) on:
Investments	283,029	1,933,783	1,776,227
Securities sold short	—	—	(8,407,415)
Net change in unrealized appreciation (depreciation) on:	283,029	1,933,783	(6,631,188)

Net realized and unrealized gain (loss) on investments and securities sold short	1,991,092	4,085,924	(3,352,959)

Net increase (decrease) in net assets resulting from operations	$2,315,096	$4,309,480	$(3,409,745)

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201939

Cognios Funds

Statement of Cash FlowsFor the Year Ended June 30, 2019

Cognios Large Cap Value Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$2,315,096
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(21,355,633)
Proceeds from disposition of investment securities and proceeds from return of capital	21,143,873
Increase in due from advisor	(6,185)
Decrease in interest receivable	30
Increase in dividends receivable	(11,002)
Decrease in prepaid expenses	442
Increase in due to broker	18,199
Increase in accrued expenses	7,955
Net unrealized appreciation on investment securities	(283,029)
Net realized gain on investment securities	(1,708,063)
Net cash provided from operating activities	121,683

Cash flows from financing activities:
Proceeds from loan	9,897,336
Payments on loan	(3,180,308)
Proceeds from Fund shares sold	4,833,655
Payment on Fund shares redeemed	(11,698,147)
Net cash from financing activities	(147,464)

Net decrease in cash	$(25,781)

Cash:
Beginning of year	$538,455
End of year	512,674

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of an increase in receivable for fund shares sold of $2,430.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $190,231.

The accompanying notes are an integral part of these financial statements.

40www.cogniosfunds.com

Cognios Funds

Statement of Cash FlowsFor the Year Ended June 30, 2019

Cognios Market Neutral Large Cap Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$(3,409,745)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(190,637,536)
Proceeds from disposition of investment securities and proceeds from return of capital	160,126,266
Purchases of short-term investment securities, net	(1,435,038)
Increase in segregated cash with brokers	(2,574,630)
Increase in deposits with brokers for securities sold short	(42,734,658)
Increase in interest receivable	(68,102)
Increase in dividends receivable	(80,976)
Decrease in prepaid expenses	7,339
Proceeds from securities sold short	135,510,909
Payments to cover securities sold short	(90,095,477)
Increase in payable for dividends on securities sold short	62,834
Increase in accrued expenses	37,203
Net unrealized depreciation on investment securities and securities sold short	6,631,188
Net realized gain on investment securities and securities sold short	(3,278,229)
Net cash used for operating activities	(31,938,652)

Cash flows from financing activities:
Proceeds from Fund shares sold	57,676,256
Payment on Fund shares redeemed	(25,737,604)
Net cash from financing activities	31,938,652

Net increase in cash	$—

Cash:
Beginning of year	$—
End of year	—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of an decrease in receivable for fund shares sold of $184,657 and an increase in payable for Fund shares redeemed of $22,597.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201941

Cognios Funds

Statements of Changes in Net AssetsJune 30, 2019

	Cognios Large Cap Value Fund
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Increase (decrease) in net assets from:
Operations:
Net investment income	$324,004	$339,398
Net realized gain on investments	1,708,063	3,694,608
Net change in unrealized appreciation (depreciation) on investments	283,029	(56,729)
Net increase in net assets resulting from operations	2,315,096	3,977,277

Distributions to shareholders from:
Total distributable earnings - Investor Class	(70,793)	(2,874	)(a)
Total distributable earnings - Institutional Class	(3,532,653)	(4,041,258	)(b)
Total distributions	(3,603,446)	(4,044,132)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(3,258,616)	(15,420,158)

Decrease in net assets	(4,546,966)	(15,487,013)

Net Assets:
Beginning of year (Note 1)	25,038,906	40,525,919

End of year	$20,491,940	$25,038,906	(c)

(a)Includes net investment income distributions of $256 and net realized capital gains distributions of $2,618.

(b)Includes net investment income distributions of $393,869 and net realized capital gains distributions of $3,647,389.

(c)Includes undistributed net investment income of $153,291.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Statements of Changes in Net AssetsJune 30, 2019

	Cognios Large Cap Growth Fund
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018
Increase (decrease) in net assets from:
Operations:
Net investment income	$223,556	$49,257
Net realized gain on investments	2,152,141	311,366
Net change in unrealized appreciation on investments	1,933,783	3,382,689
Net increase in net assets resulting from operations	4,309,480	3,743,312

Distributions to shareholders from:
Total distributable earnings - Investor Class	(476,672)	(9,839	)(a)
Total distributable earnings - Institutional Class	(1,514,121)	(483,871	)(b)
Total distributions	(1,990,793)	(493,710)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	6,801,131	28,255,598

Increase in net assets	9,119,818	31,505,200

Net Assets:
Beginning of year (Note 1)	36,463,134	4,957,934

End of year	$45,582,952	$36,463,134	(c)

(a)Includes net investment income distributions of $339 and net realized capital gains distributions of $9,500.

(b)Includes net investment income distributions of $20,271 and net realized capital gains distributions of $463,600.

(c)Includes undistributed net investment income of $40,287.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201943

Cognios Funds

Statements of Changes in Net AssetsJune 30, 2019

	Cognios Market Neutral Large Cap Fund
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)	For the Year Ended September 30, 2017
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(56,786)	$(373,444)	$(1,400,289)
Net realized gain (loss) on investments and securities sold short	3,278,229	4,744,946	(8,340,418)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(6,631,188)	1,972,680	3,394,982
Net increase (decrease) in net assets resulting from operations	(3,409,745)	6,344,182	(6,345,725)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	—	(651,783	)(b)
Total distributable earnings - Institutional Class	—	—	(1,426,049	)(c)
Total distributions	—	—	(2,077,832)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	31,731,398	(4,063,331)	(87,001,769)

Increase (decrease) in net assets	28,321,653	2,280,851	(95,425,326)

Net Assets:
Beginning of period (Note 1)	64,134,075	61,853,224	157,278,550

End of period	$92,455,728	$64,134,075 (d)	$61,853,224	(d)

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Represents net realized capital gains distributions.

(c)Represents net realized capital gains distributions.

(d)Includes accumulated net investment losses of $81,501 for the period ended June 30, 2018 and $675,014 for the year ended September 30, 2017.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial HighlightsJune 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Value Fund
	Investor Class
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$10.23	$10.79	$10.00

Investment Operations:
Net investment income	0.11	0.12	0.04
Net realized and unrealized gain on investments	0.92	1.29	0.75
Total from investment operations	1.03	1.41	0.79

Distributions:
From net investment income	(0.19)	(0.18)	0.00	(b)
From net realized capital gains	(1.63)	(1.79)	—
Total distributions	(1.82)	(1.97)	0.00

Net Asset Value, End of Year/Period	$9.44	$10.23	$10.79

Total Return(c)	12.90%	13.58%	7.92%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$545	$25	$11

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.96%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	2.07%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	1.39%	0.85%	0.79%	(e)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.99%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	1.10%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	0.42%	0.85%	0.79%	(e)

Portfolio turnover rate	64%	84%	24%	(d)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201945

Cognios Funds

Financial Highlights (continued)June 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Value Fund
	Institutional Class
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$10.25	$10.80	$10.00

Investment Operations:
Net investment income	0.18	0.20	0.06
Net realized and unrealized gain on investments	0.82	1.23	0.75
Total from investment operations	1.00	1.43	0.81

Distributions:
From net investment income	(0.19)	(0.19)	(0.01)
From net realized capital gains	(1.63)	(1.79)	—
Total distributions	(1.82)	(1.98)	(0.01)

Net Asset Value, End of Year/Period	$9.43	$10.25	$10.80

Total Return(b)	12.56%	13.87%	8.09%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$19,947	$25,014	$40,514

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.71%	1.37%	1.27%	(d)
Expenses after fees waived and expenses reimbursed	1.82%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	1.64%	1.10%	1.04%	(d)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.74%	1.37%	1.27%	(d)
Expenses after fees waived and expenses reimbursed	0.85%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	0.67%	1.10%	1.04%	(d)

Portfolio turnover rate	64%	84%	24%	(c)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Growth Fund
	Investor Class
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$12.98	$11.19	$10.00

Investment Operations:
Net investment income	0.05	0.03	0.02
Net realized and unrealized gain on investments	1.05	2.83	1.18
Total from investment operations	1.10	2.86	1.20

Distributions:
From net investment income	—	(0.04)	(0.01)
From net realized capital gains	(0.66)	(1.03)	—
Total distributions	(0.66)	(1.07)	(0.01)

Net Asset Value, End of Year/Period	$13.42	$12.98	$11.19

Total Return(b)	9.42%	26.50%	11.98%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9,788	$9,462	$10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.49%	1.76%	3.42%	(d)
After fees waived and expenses reimbursed	1.15%	1.15%	1.15%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	0.36%	0.04%	0.30%	(d)

Portfolio turnover rate	230%	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201947

Cognios Funds

Financial Highlights (continued)June 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Growth Fund
	Institutional Class
	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$13.02	$11.20	$10.00

Net investment income	0.07	0.04	0.04
Net realized and unrealized gain on investments	1.06	2.86	1.17
Total from investment operations	1.13	2.90	1.21

Distributions:
From net investment income	(0.02)	(0.05)	(0.01)
From net realized capital gains	(0.66)	(1.03)	—
Total distributions	(0.68)	(1.08)	(0.01)

Net Asset Value, End of Year/Period	$13.47	$13.02	$11.20

Total Return(b)	9.64%	26.84%	12.14%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$35,795	$27,001	$4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.24%	1.51%	3.17%	(d)
After fees waived and expenses reimbursed	0.90%	0.90%	0.90%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	0.61%	0.29%	0.55%	(d)

Portfolio turnover rate	230%	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2019

Annual Report | June 30, 201949

  June 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/period indicated.

	Cognios Market Neutral Large Cap Fund
	Investor Class
	For the Year Ended June 30, 2019	For the Period Ended June 30,2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

Net Asset Value, Beginning of Year/Period	$10.31	$9.32		$9.93	$9.68	$10.77		$9.93

Investment Operations:
Net investment loss(b)	(0.05)	(0.08)		(0.13)	(0.15)	(0.20)		(0.17)
Net realized and unrealized gain (loss) on investments	(0.26)	1.07		(0.33)	0.45	0.60		1.35
Total from investment operations	(0.31)	0.99		(0.46)	0.30	0.40		1.18

Distributions:
From net realized capital gains	—	—		(0.15)	(0.05)	(1.49)		(0.34)
Total distributions	—	—		(0.15)	(0.05)	(1.49)		(0.34)

Net Asset Value, End of Year/Period	$10.00	$10.31		$9.32	$9.93	$9.68		$10.77

Total Return(c)	(3.01)%	10.62%	(d)	(4.65)%	3.15%	4.47%	(g)	12.12%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$17,931	$19,771		$22,997	$43,779	$6,253		$5,699

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.27%	4.09%	(e)	3.87%	4.07%	6.06%		6.16%
Expenses after fees waived and expenses reimbursed	3.88%	3.66%	(e)(h)	3.72%	3.80%	4.12%	(f)	4.26%
Net investment loss after fees waived and expenses reimbursed	(0.26)%	(0.98)%	(e)	(1.42)%	(1.53)%	(2.06)%		(1.71)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.08%	2.30%	(e)	2.10%	2.22%	4.04%		4.15%
Expenses after fees waived and expenses reimbursed	1.69%	1.87%	(e)(h)	1.95%	1.95%	2.10%	(f)	2.25%
Net investment income (loss) after fees waived and expenses reimbursed	1.93%	0.81%	(e)	0.35%	0.32%	(0.04)%		0.30%

Portfolio turnover rate	159%	104%	(d)	277%	250%	291%		461%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(g)During the year ended September 30, 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(h)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018. The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2019

Annual Report | June 30, 201951

  June 30, 2019

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

	Cognios Market Neutral Large Cap Fund
	Institutional Class
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

Net Asset Value, Beginning of Year/Period	$10.46	$9.44		$10.02	$9.76	$10.82		$9.95

Investment Operations:
Net investment income (loss)(b)	0.01	(0.05)		(0.11)	(0.13)	(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments	(0.30)	1.07		(0.32)	0.44	0.61		1.35
Total from investment operations	(0.29)	1.02		(0.43)	0.31	0.43		1.21

Distributions:
From net investment income	—	—		—	—	—		—
From net realized capital gains	—	—		(0.15)	(0.05)	(1.49)		(0.34)
Total distributions	—	—		(0.15)	(0.05)	(1.49)		(0.34)

Net Asset Value, End of Year/Period	$10.17	$10.46		$9.44	$10.02	$9.76		$10.82

Total Return(c)	(2.77)%	10.81%	(d)	(4.31)%	3.23%	4.77%	(g)	12.41%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$74,525	$44,363		$38,856	$113,499	$10,402		$8,907

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.02%	3.84%	(e)	3.62%	3.83%	5.81%		5.45%
Expenses after fees waived and expenses reimbursed	3.63%	3.41%	(e)(h)	3.47%	3.55%	3.86%	(f)	4.01%
Net investment loss after fees waived and expenses reimbursed	(0.01)%	(0.73)%	(e)	(1.14)%	(1.30)%	(1.80)%		(1.37)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.83%	2.05%	(e)	1.85%	1.98%	3.79%		3.43%
Expenses after fees waived and expenses reimbursed	1.44%	1.62%	(e)(h)	1.70%	1.70%	1.84%	(f)	2.00%
Net investment income after fees waived and expenses reimbursed	2.18%	1.06%	(e)	0.63%	0.55%	0.21%		0.65%

Portfolio turnover rate	159%	104%	(d)	277%	250%	291%		461%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(g)During the year ended September 30, 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(h)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

52www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Pursuant to a reorganization that took place on May 7, 2018, the Market Neutral Fund is a successor by merger to a series of ALPS Series Trust (the “Predecessor Fund”).

The Value Fund’s and the Growth Fund’s investment objectives are long-term growth of capital. The investment objective of the Market Neutral Fund is long-term growth of capital independent of stock market direction. The Value Fund and the Growth Fund are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Market Neutral Fund is a diversified Fund. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. The Value and the Growth Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. The Market Neutral Fund’s Investor Class Shares and Institutional Class Shares commenced operations on January 2, 2013.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax years ended June 30, 2017 and June 30, 2018 for the Value Fund and Growth Fund and for the years ended September 30, 2017, September 30, 2018 and the period ended June 30, 2018 for the Market Neutral Fund) and expected to be taken as of and during the year ended June 30, 2019, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended June 30, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

Annual Report | June 30, 201953

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

c)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

d)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the year ended June 30, 2019.

e)Short Sales – The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

g)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across the Funds, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

h)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

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Cognios Funds

Notes to the Financial StatementsJune 30, 2019

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Annual Report | June 30, 201955

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2019:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund: Assets:
Common Stocks (b)	$26,690,834	—	—	$26,690,834
Total Investments in Securities	$26,690,834	—	—	$26,690,834
Growth Fund: Assets:
Common Stocks (b)	$44,262,856	—	—	$44,262,856
Total Investments in Securities	$44,262,856	—	—	$44,262,856
Market Neutral Fund: Assets:
Common Stocks (b)	$112,679,208	—	—	$112,679,208
Short-Term Investment	2,695,940	—	—	2,695,940
Total Investments in Securities	115,375,148	—	—	115,375,148
Liabilities:
Common Stocks (b)	$99,288,240	—	—	$99,288,240
Total Securities Sold Short (b)	$99,288,240	—	—	$99,288,240

(a)As of and during the year ended June 30, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments and Schedule of Investments: Securities Sold Short.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the year ended June 30, 2019.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2019

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the year ended June 30, 2019 for the Funds were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	100,444	(53,888)		8,729	55,285
Value	$991,420	$(466,314)		$70,793	$595,899
Institutional Class Shares
Shares	378,723	(1,139,973	)(a)	434,522	(326,728)
Value	$3,844,665	$(11,231,833	)(a)	$3,532,653	$(3,854,515)

Growth Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	40,042	(81,460)		41,960	542
Value	$526,774	$(1,061,868)		$476,672	$(58,422)
Institutional Class Shares
Shares	1,025,355	(574,154)		132,934	584,135
Value	$13,153,465	$(7,808,033)		$1,514,121	$6,859,553

Market Neutral Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	513,453	(638,747)		—	(125,294)
Value	$5,411,670	$(6,635,939)		$—	$(1,224,269)
Institutional Class Shares
Shares	4,908,075	(1,822,261)		—	3,085,814
Value	$52,079,929	$(19,124,262)		$—	$32,955,667

(a)Includes an in-kind redemption of 474,843 shares at a value of $5,042,833 paid on August 7, 2018, which represented 19.43% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

Annual Report | June 30, 201957

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

Transactions in shares of capital stock during the year ended June 30, 2018 for the Value Fund and the Growth Fund, and during the nine-month period ended June 30, 2018 for the Market Neutral Fund were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	1,270	(184)		279	1,365
Value	$13,350	$(2,028)		$2,775	$14,097
Institutional Class Shares
Shares	30,211	(1,748,424	)(b)	406,565	(1,311,648)
Value	$334,137	$(19,809,651	)(b)	$4,041,259	$(15,434,255)

Growth Fund:	Sold	Redeemed		Reinvested	Net Increase
Investor Class Shares
Shares	786,139	(58,604)		657	728,192
Value	$9,591,017	$(731,930)		$7,747	$8,866,834
Institutional Class Shares
Shares	1,603,413	(11,755)		40,760	1,632,418
Value	$19,049,787	$(142,392)		$481,369	$19,388,764

Market Neutral Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	331,568	(881,260)		—	(549,692)
Value	$3,262,766	$(8,737,347)		$—	$(5,474,581)
Institutional Class Shares
Shares	849,123	(724,243)		—	124,880
Value	$8,615,555	$(7,204,305)		$—	$1,411,250

(b)Represents an in-kind redemption paid on November 13, 2017, which represented 46.21% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2019

Transactions in shares of capital stock for the Market Neutral Fund during the year ended September 30, 2017 were as follows:

Market Neutral Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Decrease
Investor Class Shares
Shares	—	1,444,959	(3,454,438)	66,044	(1,943,435)
Value	$—	$13,810,913	$(32,642,780)	$630,723	$(18,201,144)
Institutional Class Shares
Shares	—	2,715,596	(10,064,766)	140,000	(7,209,170)
Value	$—	$26,032,387	$(96,184,014)	$1,351,002	$(68,800,625)

4. INVESTMENT TRANSACTIONS

For the year ended June 30, 2019 aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)	In-Kind Redemption
Value Fund	$21,355,633	$15,880,479	$5,023,716
Growth Fund	96,815,228	91,978,045	–
Market Neutral Fund	190,637,536	159,137,817	–

There were no government securities purchased or sold during the year.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$128,060
Growth Fund	0.70%	287,652
Market Neutral Fund	1.40%	1,188,411

The Adviser has entered into an Expense Limitation Agreement (“Expense Agreements”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund

Annual Report | June 30, 201959

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than the following percentages of average daily net assets of each of the Funds through October 31, 2020:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Value Fund	0.85%	$128,060	$47,757
Growth Fund	0.90%	117,193	—
Market Neutral Fund	1.45%	322,356	—

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the date of such waiver provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At June 30, 2019, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	June 30, 2021	June 30, 2022	Totals
Value Fund	$97,135	$158,243	$175,817	$431,195
Growth Fund	61,862	99,798	117,193	278,853
Market Neutral Fund	—	62,226	322,356	384,582

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the year ended June 30, 2019 the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$100,608
Growth Fund	135,375
Market Neutral Fund	197,474

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Cognios Funds

Notes to the Financial StatementsJune 30, 2019

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Funds. During the year ended June 30, 2019, M3Sixty waived fees as follows:

Fund	Services Agreement Fees Waived
Value Fund	$—
Growth Fund	25,000
Market Neutral Fund	11,250

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the year ended June 30, 2019 the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$466
Growth Fund	23,807
Market Neutral Fund	48,942

6. SPECIAL CUSTODY AND PLEDGE AGREEMENT

The Value Fund may use borrowings for investment purposes. In determining when and to what extent to employ borrowing (i.e., leverage), the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Value Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Value Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

Annual Report | June 30, 201961

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

Effective May 7, 2018, the Value Fund entered into a Special Custody and Pledge Agreement (the “Pledge Agreement”) with BNP Paribas Securities Corp. and MUFG Union Bank, N.A. to facilitate extensions of credit. As of June 30, 2019, cash and portfolio securities valued at $26,694,336 were held in escrow by the custodian as collateral for extensions of credit made to the Fund. Borrowings under the Pledge Agreement bear interest at the bank’s prime rate plus 1.25%. The rate in effect at June 30, 2019 was 3.61%. For the year ended June 30, 2019, the average borrowings and interest rate under the Pledge Agreement were $5,365,086 and 3.27%, respectively. As of June 30, 2019, the amount due to the broker was $6,735,227 which consisted of a borrowing balance of $6,717,028, which represented 24.66% of the Value Fund’s total assets, and $18,199 of interest expense.

7. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at June 30, 2019 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$25,001,837	$3,018,524	$(1,329,527)	$1,688,997
Growth Fund	38,876,149	5,563,472	(176,765)	5,386,707
Market Neutral Fund	22,942,170	12,458,842	(19,314,104)	(6,855,262)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales, tax classifications of certain investments and the tax treatment of the cost of securities received as in-kind subscriptions and distributed as in-kind redemptions.

As of June 30, 2019, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Value Fund	$—	$—	$97,621	$709,468	$1,688,997	$2,496,086
Growth Fund	—	—	223,361	515,620	5,386,707	6,125,688
Market Neutral Fund	(126,124)	—	—	—	(6,855,262)	(6,981,386)

As of June 30, 2019, the Funds had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax

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Cognios Funds

Notes to the Financial StatementsJune 30, 2019

treatment of capital gains from sales of investments received from in-kind subscriptions, net operating loss, REIT adjustments and dividends on securities sold short. As of June 30, 2019, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Value Fund	$(320,217)	$320,217
Growth Fund	—	—
Market Neutral Fund	99,194	(99,194)

The tax character of distributions paid by the Funds during the year ended June 30, 2019 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,740,586	$862,860
Growth Fund	840,860	1,149,933
Market Neutral Fund	—	—

The tax character of distributions paid by the Value Fund and the Growth Fund during the year ended June 30, 2018, and for the Market Neutral Fund during the nine-month period ended June 30, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$505,540
Growth Fund	3,241	490,469
Market Neutral Fund	—	—

The tax character of distributions paid by the Market Neutral Fund during the year ended September 30, 2017 were $481,884 of long-term capital gains and $1,595,948 of ordinary income.

8. NON-DIVERSIFIED FUNDS

The Value Fund and the Growth Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Annual Report | June 30, 201963

Cognios Funds

Notes to the Financial StatementsJune 30, 2019

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2019, the Value Fund, Growth Fund and Market Neutral Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of each respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Cognios Funds

Report of Independent Registered Public Accounting FirmJune 30, 2019

To the Board of Trustees of M3Sixty Funds Trust and the Shareholders of Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund, and Cognios Market Neutral Large Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Large Cap Fund, each a series of beneficial interest in the M3Sixty Funds Trust (the “Funds”), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, and the statement of changes in net assets, cash flows and financial highlights as noted in the table below, and the related notes to the financial statements (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year then ended, and the changes in their net assets, cash flows and financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America. For Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, the financial highlights for the period October 3, 2016 through June 30, 2017 were audited by other auditors, whose report dated August 29, 2017, expressed an unqualified opinion on such financial highlights. For Cognios Market Neutral Large Cap Fund, the statement of changes in net assets for the year ended September 30, 2017 and financial highlights for each of the years in the four-year period then ended were audited by other auditors, whose report dated November 29, 2017, expressed an unqualified opinion on such financial statement and financial highlights.

Cognios Large Cap Value Fund	Statements of Changes in Net Assets and the Financial Highlights for each of the years in the two-year period ended, June 30, 2019, and the Statement of Cash Flows for the year ended June 30, 2019.
Cognios Large Cap Growth Fund	Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period ended June 30, 2019.
Cognios Market Neutral Large Cap Fund

Statements of Changes in Net Assets and Financial Highlights for the year ended June 30, 2019 and the period from October 1, 2017 through June 30, 2018 and the Statement of Cash Flows for the year ended June 30, 2019.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Annual Report | June 30, 201965

Cognios Funds

Report of Independent Registered Public Accounting FirmJune 30, 2019

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the M3Sixty Funds Trust since 2018.

Philadelphia, Pennsylvania
August 29, 2019

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Cognios Funds

Additional InformationJune 30, 2019

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Value Fund and the Growth Fund during the year ended June 30, 2019, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,740,586	$862,860
Growth Fund	840,860	1,149,933

There were no distributions paid by the Market Neutral Fund during the year ended June 30, 2019.

Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

Annual Report | June 30, 201967

Cognios Funds

Trustees and OfficersJune 30, 2019 (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981–2002).	Three	PNC Funds (30 Portfolios) PNC Advantage Fund (3 Portfolios) PNC Alternative Strategies Fund LLC (1 Portfolio)
Steven D. Poppen - 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization)(1998– present).	Three	None
Tobias Caldwell - 1967	Trustee	Since 2016

Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-present); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).

				Three	Strategy Shares (2016– present) (4 funds); Mutual Fund & Variable Insurance Trust (2010–present) (9 funds); Mutual Fund Series Trust (2006-present) (40 funds)

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Cognios Funds

Trustees and OfficersJune 30, 2019 (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott - 1971	Trustee and President	Since 2015

Chief Executive Officer, M3Sixty Administration, LLC (2013-
present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Managing Member, M3Sixty Holdings, LLC (2011-present); Division Vice President, Boston Financial Data Services (2005-2011).

				Three	360 Funds (10 portfolios)

*The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015-
present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary, Monteagle Funds (2015-2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015-2016); Partner, K&L Gates (2001-2015).

				N/A	N/A

Annual Report | June 30, 201969

Cognios Funds

Trustees and OfficersJune 30, 2019 (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Larry E. Beaver, Jr. - 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2019); Assistant Treasurer, 360 Funds (July 2017-Present); Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds (2007-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A

70www.cogniosfunds.com

Cognios Funds

Trustees and OfficersJune 30, 2019 (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Brandon J. Byrd - 1981	Assistant Secretary and Anti-Money Laundering (“AML”) Officer Vice President	Since 2015 Since 2018

Chief Operating Officer, M3Sixty Administration LLC (2012-present); Chief Operations Officer, Matrix Capital Group, Inc. (2015-present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-2016); Assistant Secretary and AML Compliance Officer, Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).

N/A
John H. Lively - 1969	Assistant Secretary	Since 2017	Managing Partner, Practus, LLP (formerly, The Law Offices of John H. Lively & Associates, Inc.) (law firm) (2010-present).	N/A	N/A
Ted L. Akins - 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive (i) an annual retainer fee of $5,000 each year (paid quarterly); (ii) a $375 fee per Board meeting per fund plus $200 per Board meeting attended in person and (iii) a fee of $200 per audit committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Annual Report | June 30, 201971

Cognios Funds

Trustees and OfficersJune 30, 2019 (Unaudited)

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$3,292	None	None	$9,301
Steve Poppen	3,292	None	None	9,301
Tobias Caldwell	3,292	None	None	9,301
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2Amounts presented were paid by the Value Fund and the Growth Fund. The amount paid to each Trustee by the Market Neutral Fund was $2,717. Figures are for the year ended June 30, 2019.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Cognios Capital, LLC

11250 Tomahawk Creek Parkway

Leawood, KS 66211

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Funds are distributed by ALPS Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Kelley J. Brennan serves on its audit committee as the "audit committee financial expert" as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $34,000 with respect to each of the Funds’ fiscal year ended June 30, 2019 and $34,000 with respect to each of the Funds’ fiscal year ended June 30, 2018. The June 30, 2019 and June 30, 2018 fees were paid to BBD, LLP.

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,500 with respect to each of the Funds’ fiscal year ended June 30, 2019 and $6,500 with respect to each of the Funds’ fiscal year ended June 30, 2018. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The June 30, 2019 and June 30, 2018 fees were paid to BBD, LLP.

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $1,500 with respect to each of the Fund’s fiscal year ended June 30, 2018. There were no fees billed for the fiscal year ended June 30, 2019. The fees were for the review of the semi-annual report and review of prior audit firms’ tax workpapers. The June 30, 2018 fees were paid to Cohen & Co. Ltd.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered for the fiscal years ended June 30, 2019 and June 30, 2018 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in Annual Report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott

Principal Executive Officer,
Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: September 6, 2019